Fair Value Measurements - Quantitative information regarding Level 3 fair value measurements (Details) - Significant Other Unobservable Inputs (Level 3)	Dec. 31, 2020	Mar. 13, 2020
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	10.80	9.71
Annualized volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	24.0	18.2
Time to liquidity (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5.75	6.55
Risk-free rate (continuously compounding)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.47	0.85
Annual dividend rate for common stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.0	0.0